Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of December 31,
	2024	2025
	RMB	RMB

Short-term bank borrowings	50,500,000	37,430,000

	As of December 31,
	2024	2025
	RMB	RMB

Long-term bank borrowings	5,256,098	4,425,930
Less: Current portion of long-term bank borrowings	(792,548)	(549,012)

Long-term bank borrowings, excluding current portion	4,463,550	3,876,918

Schedule of Short-term bank borrowings

Short-term bank borrowings consisted of the following:

					As of December 31，
Creditors	Notes	Annual interest rate	Borrowing date	Maturity date	2024	2025
					RMB	RMB
Hangzhou United Bank	(i)	4.00%	March 28, 2024	March 26, 2025	5,000,000	-
Bank of Beijing	(ii)	3.45%	April 17, 2024	January 17, 2025	10,000,000	-
Bank of Shanghai	(iii)	3.70%	May 8, 2024	May 6, 2025	10,000,000	-
Industrial Bank (“CIB”)	(iv)	3.15%	June 24, 2024	June 23, 2025	10,000,000	-
Zhejiang Tailong Commercial Bank	(v)	4.80%	September 4, 2024	October 15, 2025	3,000,000	-
Bank of China (“BOC”)	(vi)	3.35%	September 25, 2024	September 24, 2025	3,500,000	-
Industrial and Commercial Bank of China (“ICBC”)	(vii)	3.60%	November 15, 2024	November 15, 2025	1,500,000	-
Bank of China (“BOC”)	(viii)	2.60%	December 25, 2024	December 25, 2025	1,500,000	-
China CITIC Bank (“CITIC”)	(ix)	4.35%	June 30, 2025	December 30, 2025	6,000,000	5,130,000
Bank of Beijing	(x)	3.45%	January 18, 2025	October 17, 2025	-	-
Hangzhou United Bank	(xi)	4.00%	March 26, 2025	March 25, 2026	-	4,500,000
Bank of Shanghai	(xii)	3.10%	May 7, 2025	November 16, 2025	-	9,800,000
Industrial Bank (“CIB”)	(xiii)	3.00%	August 20, 2025	August 19, 2026	-	9,000,000
Bank of China (“BOC”)	(xiv)	2.60%	September 23, 2025	September 23, 2026	-	3,000,000
Zhejiang Tailong Commercial Bank	(xv)	4.80%	October 10, 2025	October 9, 2026	-	3,000,000
Industrial and Commercial Bank of China (“ICBC”)	(xvi)	3.60%	November 7, 2025	October 31, 2026	-	500,000
Industrial and Commercial Bank of China (“ICBC”)	(xvi)	3.60%	November 10, 2025	November 15, 2026	-	1,000,000
Bank of China (“BOC”)	(xvii)	2.60%	December 25, 2025	December 25, 2026	-	1,500,000
Short-term bank borrowings					50,500,000	37,430,000

(i)	In March 2024, Yunmao entered into a one-year loan agreements with Hangzhou United Bank, with total principal amount of RMB5,000,000 and would mature in March 2025, bearing an interest rate of 4.0% per annum. This facility was guaranteed by the Company. The borrowing was fully repaid in March 2025.

(ii)

In April 2024, the Company entered into a one-year loan agreement with Bank of Beijing for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in January 2025, bearing an interest rate of 3.45% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and a subsidiary of the Company. The borrowing was fully repaid in January 2025.

(iii)	In May 2024, the Company entered into a one-year loan agreement with Bank of Shanghai for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in May 2025, bearing an interest rate of 3.7% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs. The borrowing was fully repaid in May 2025.

(iv)	In June 2024, the Company entered into a one-year loan agreement with CIB for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in June 2025, bearing an interest rate of 3.15% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu. The borrowing was fully repaid in June 2025.

(v)	In September 2024, Yuli entered into a one-year loan agreements with Zhejiang Tailong Commercial Bank (“Tailong Bank”), with total principal amount of RMB3,000,000 and would mature in October 2025, bearing an interest rate of 4.8% per annum. This facility was guaranteed by Ms. Chen di, Mr. Zhang Yi, Mr. Lin Jianfeng, Ms. Shen Zhouzhou and Mr. Guo Yujie. The borrowing was fully repaid in October 2025.

(vi)	In September 2024, Lishang entered into a one-year loan agreements with BOC, with total principal amount of RMB3,500,000 and would mature in September 2025, bearing an interest rate of 3.35% per annum. This facility was guaranteed by Mr. Zhang Yi and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs. The borrowing was fully repaid in September 2025.

(vii)	In November 2024, Yuli entered into a one-year loan agreements with ICBC, with total principal amount of RMB1,500,000 and would mature in November 2025, bearing an interest rate of 3.6% per annum. The borrowing was fully repaid in November 2025.

(viii)	In December 2024, Yuli entered into a one-year loan agreements with BOC, with total principal amount of RMB1,500,000 and would mature in December 2025, bearing an interest rate of 2.6% per annum. This facility was guaranteed by Ms. Chen di and Mr. Zhang Yi, and also pledged by Mr. Zhang Yi’s own property. The borrowing was fully repaid in December 2025.

(ix)

In June 2024, the Company entered into a half-year agreement with CITIC for general working capital purposes, with total principal amount of RMB6,000,000 and would mature in December 2024, bearing an interest rate of 4.35% per annum. In June 2025, the loan was renewed and would mature in December 2025, bearing an interest rate of 4.35% per annum. As of December 31, 2025, RMB870,000 has been repaid and the outstanding amount was RMB5,130,000, which has been matured on December 30, 2025 and remained unpaid as of the reporting date.

(x)	In January 2025, the Company entered into a one-year loan agreement with Bank of Beijing for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in October 2025, bearing an interest rate of 3.45% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and a subsidiary of the Company. The borrowing was fully repaid in October 2025.
(xi)	In March 2025, Yunmao entered into a one-year loan agreements with Hangzhou United Bank, with total principal amount of RMB 4,800,000 and would mature in March 2026, bearing an interest rate of 4.0% per annum. This facility was guaranteed by the Company. As of December 31, 2025, RMB300,000 has been repaid and the outstanding amount was RMB4,500,000.

(xii)	In May 2025, the Company entered into a half-year loan agreement with Bank of Shanghai for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in November 2025, bearing an interest rate of 3.1% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs. As of December 31, 2025, RMB200,000 has been repaid and the outstanding amount was RMB9,800,000.

(xiii)	In August 2025, the Company entered into a one-year loan agreement with CIB for general working capital purposes, with total principal amount of RMB9,000,000 and would mature in August 2026, bearing an interest rate of 3% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu. As of December 31, 2025, the outstanding amount was RMB9,000,000.

(xiv)	In September 2025, Yuli entered into a one-year loan agreements with BOC, with total principal amount of RMB3,000,000 and would mature in September 2026, bearing an interest rate of 2.6% per annum. This facility was guaranteed by Ms. Chen Di, Mr. Zhang Yi and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs As of December 31, 2025, the outstanding amount was RMB3,000,000.

(xv)	In October 2025, Yuli entered into a one-year loan agreements with Zhejiang Tailong Commercial Bank (“Tailong Bank”), with total principal amount of RMB3,000,000 and would mature in October 2026, bearing an interest rate of 4.8% per annum. This facility was guaranteed by Ms. Chen di, Mr. Zhang Yi, Mr. Lin Jianfeng, Ms. Shen Zhouzhou and Mr. Guo Yujie. As of December 31, 2025, the outstanding amount was RMB3,000,000.

(xvi)	In November 2025, Yuli entered into a one-year loan agreement with ICBC, consisting of two tranches with a total principal amount of RMB1,500,000: RMB500,000 maturing in October 2026 and RMB1,000,000 maturing in November 2026, bearing an interest rate of 3.6% per annum. As of December 31, 2025, the outstanding amount was RMB1,500,000.

(xvii)	In December 2025, Yuli entered into a one-year loan agreements with BOC, with total principal amount of RMB1,500,000 and would mature in December 2026, bearing an interest rate of 2.6% per annum. This facility was guaranteed by Ms. Chen di and Mr. Zhang Yi, and also pledged by Mr. Zhang Yi’s own property. As of December 31, 2025, the outstanding amount was RMB1,500,000.

Long-term bank borrowings consisted of the following:

		Annual			As of December 31，
Creditors	Notes	interest rate	Borrowing date	Maturity date	2024	2025
					RMB	RMB
Bank of China (“BOC”)	(i)	3.63%	June 30, 2021	June 29, 2029	1,257,035	998,092
WeBank	(ii)	9.72%	June 9, 2023	June 16, 2025	94,286	-
Nanyang Commercial Bank	(iii)	3.625%	October 18, 2023	October 17, 2034	3,796,079	3,393,571
Beneficial State Bank	(iv)	4.00%	March 12, 2020	March 12, 2025	71,028	-
WeBank	(v)	12.96%-17.82%	December 3, 2024	December 4, 2027	37,670	34,267
Long-term bank borrowings					5,256,098	4,425,930
Less: Current portion of long-term bank borrowings					(792,548)	(549,012)
Long-term bank borrowings, excluding current portion					4,463,550	3,876,918

Schedule of Aggregate Maturities

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2025 are as follows:

For the Years Ending December 31,	RMB

2026	549,012
2027	548,179
2028	548,178
2029	537,034
2030	395,166
2031 and thereafter	1,848,361
Total	4,425,930